Leases - Summary of Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
2020	¥ 420,840
2021	424,996
2022	411,335
2023	363,190
2024	266,492
2025 and thereafter	150,409
Total future undiscounted lease payments	2,037,262
Less: imputed interest	308,329
Total present value of lease liabilities	¥ 1,728,933